COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Employee Commitments [Table Text Block]
The details of the term and annual salary of our executive officers are as below:

Name	Title	Annual Base Salary (in RMB with US$ equivalence)			Term
Peng Zhang	Chief Executive Officer	RMB	180,000	$28,285	Till 2019
Li Wu	Chief Financial Officer	RMB	132,000	$20,742	Till 2019
Wei Zhang	Executive President	RMB	120,000	$18,857	Till 2019
Xiang Bu	Manager	RMB	120,000	$18,857	Till 2019
Zhenyu Chen	Manager	RMB	120,000	$18,857	Till 2019